[INVESCO ICON] INVESCO FUNDS                    INVESCO FUNDS GROUP, INC.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.,525.8085
                                                www.invesco.com

                                                A MEMEBER OF THE AMVESCAP GROUP


October 25, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO VARIABLE INVESTMENT FUNDS, INC.
      1933 ACT NO. 033-70154
      1940 ACT NO. 811-8038
      CIK NO. 0000912744

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Variable Investment Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO VIF-Leisure Fund and the Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 25 under the Securities Act of 1933 and
Amendment No. 26 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on October 19, 2001. This Post-Effective Amendment became effective October 22, 2001.

If you have any questions or comments, please contact Kim Springer at (303) 930-6671 or the undersigned at 303-930-6243.

Sincerely,


/s/ Tane T. Tyler
----------------------
Tane T. Tyler
Vice President and
Assistant General Counsel